Revenue - product sales and recycling services	12 Months Ended
Oct. 31, 2022
Product sales revenue [Abstract]
Revenue - product sales and recycling services	Revenue – product sales and recycling services

For the years ended October 31,	2022	2021	2020
Product revenue recognized in the period	$14.3	$6.1	$0.5
Fair value pricing adjustments	(2.2)	0.8	0.1
Product sales revenue	12.1	6.9	0.6
Recycling service revenue recognized in the period	1.3	0.4	0.2
Revenue	$13.4	$7.3	$0.8

For the years ended October 31,	2022	2021	2020
Product revenue recognized in the period	$14.3	$6.1	$0.5
Recycling service revenue recognized in the period	1.3	0.4	0.2
Total revenue before FV pricing adjustment	$15.6	$6.5	$0.7

Product revenue from Black Mass & Equivalents and shredded metal, and the related trade accounts receivables, are measured at initial recognition using provisional prices for the constituent metals on initial recognition and any unsettled sales remeasured at the end of each reporting period using the market prices of the constituent metals. Changes in fair value are recognized as an adjustment to product revenue, and the related accounts receivable, and can result in gains and losses when the applicable metal prices increase or decrease from the date of initial recognition.

Refer to Note 17 for the impact of movements in the Cobalt and Nickel prices.